Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 12, 2022	Mar. 31, 2023	Oct. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Jul. 26, 2022	Aug. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Forward stock split, description	The 7:6 forward stock split was effective for trading purposes on the Nasdaq Capital Market on August 12, 2022.
Cash and cash equivalents				$ 1,985,440
Working capital				1,945,132
Operation income				4,483,474
Cash flow from operations				2,987,198
Net proceeds			$ 5,836,230
Exercise warrants				3,239,845
Credit line note				982,227	$ 411,383
Total Inventory				29,335
Work in process				11,021
Raw materials				$ 218,334
Inventory rate				100.00%	100.00%
Estimated useful lives				10 years
Goodwill				$ 1,719,235			$ 5,810,640
Impairment charge				(1,051,714)	$ (982,976)
Impairment goodwill				3,302,478
Goodwill amounted				$ 5,021,713	$ 5,349,039
Common stock equivalents outstanding (in Shares)				1,778,006	1,503,171
Accounts receivable				94.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Authorized shares (in Shares)						250,000,000
Fixed assets depreciated range				3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Authorized shares (in Shares)						291,666,666
Fixed assets depreciated range				20 years
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenue				34.00%	19.00%
Accounts receivable					58.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenue				14.00%	17.00%
Accounts receivable					21.00%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenue					13.00%
Accounts receivable					17.00%
March 2023 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit line note		$ 2,000,000
Intelligence LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charge				$ 327,326	$ 2,180,836